Deferred Cost	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Deferred Cost

Note 7. Deferred Cost

During the fourth quarter of 2020, the Company delivered its first equipment sale pursuant to an equipment sale agreement; however the delivery of the equipment was deemed to be an unfulfilled performance obligation at December 31, 2020 as it had not yet passed inspection by the customer. During the year ended December 31, 2021, the inspection of the equipment occurred, and the revenue and construction costs were recognized. Deferred cost at December 31, 2021 and 2020 was $0 and $350,000, respectively.